Employee benefits (Details 2)	6 Months Ended
Jun. 30, 2024 $ / shares
Performance Share Unit Program 2024 [Member] | Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,873,175
Performance Share Unit Program 2024 [Member] | Granted Date Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	April 29, 2024
Performance Share Unit Program 2024 [Member] | Shares Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 12.49
Performance Share Unit Program 2024 [Member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility	35.60%
Performance Share Unit Program 2024 [Member] | Expected Term Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected term	3 years
Performance Share Unit Program 2024 [Member] | Expected Values Of Shareholder Return Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected shareholder return indicator	66.95%
Performance Share Unit Program 2024 [Member] | Expected Value Of Performance Factor Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected performance factor	83.47%
Performance Share Unit Program 2023 [Member] | Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,177,755
Performance Share Unit Program 2023 [Member] | Granted Date Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	January 2, 2023
Performance Share Unit Program 2023 [Member] | Shares Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 16.6
Performance Share Unit Program 2023 [Member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility	48.33%
Performance Share Unit Program 2023 [Member] | Expected Term Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected term	3 years
Performance Share Unit Program 2023 [Member] | Expected Values Of Shareholder Return Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected shareholder return indicator	72.42%
Performance Share Unit Program 2023 [Member] | Expected Value Of Performance Factor Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected performance factor	79.32%
Performance Share Unit Program 2022 [Member] | Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,709,955
Performance Share Unit Program 2022 [Member] | Granted Date Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	January 3, 2022
Performance Share Unit Program 2022 [Member] | Shares Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 13.81
Performance Share Unit Program 2022 [Member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility	39.00%
Performance Share Unit Program 2022 [Member] | Expected Term Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected term	3 years
Performance Share Unit Program 2022 [Member] | Expected Values Of Shareholder Return Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected shareholder return indicator	51.20%
Performance Share Unit Program 2022 [Member] | Expected Value Of Performance Factor Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected performance factor	53.08%